Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of share capital
	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders (note 3)	1,213,967	8,485
Balance – June 30, 2024	3,061,560	22,002

Summary of assumptions to determine share-based compensation options granted

June 30, 2023
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	3.21%
Expected life (years)	5.0
Share price	$25.85
Exercise price	$25.85
Grant date fair value	$14.83

Summary of number and weighted average exercise prices of deferred shares units

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Granted - Replacement options (note 3)	12,949	50.65
Cancelled / Forfeited	(6,442)	12.07
Balance – June 30, 2024	80,878	26.22

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2023	64,735	20.46
Granted	21,004	19.00
Exercised	(472)	2.92
Cancelled / Forfeited	(944)	19.00
Balance – June 30, 2023	84,323	20.46